Related Parties - Loan and Advances to Key Management Personnel Explanatory (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of key management personnel compensation [Line Items]
Amount outstanding 31 December	€ 3,231	€ 3,231
Executive board of ING Groep N.V. [member]
Disclosure of key management personnel compensation [Line Items]
Amount outstanding 31 December	€ 2,681	€ 2,681
Average interest rate	1.80%	1.80%
Management Board Banking [member]
Disclosure of key management personnel compensation [Line Items]
Amount outstanding 31 December	€ 550	€ 550
Average interest rate	2.30%	2.30%